LVIP Wellington SMID Cap Value Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–95.46%
Aerospace & Defense–2.63%
Curtiss-Wright Corp.	12,280	$3,896,076
†Ducommun, Inc.	52,082	3,022,318
†Standardaero, Inc.	86,207	2,296,555
		9,214,949
Automobile Components–1.60%
Gentex Corp.	119,227	2,777,989
†Goodyear Tire & Rubber Co.	306,936	2,836,089
		5,614,078
Banks–10.42%
Ameris Bancorp	65,497	3,770,662
Cadence Bank	191,660	5,818,798
Columbia Banking System, Inc.	195,506	4,875,920
SouthState Corp.	67,660	6,280,201
Synovus Financial Corp.	112,152	5,241,984
UMB Financial Corp.	54,510	5,510,961
Webster Financial Corp.	96,036	4,950,656
		36,449,182
Building Products–1.55%
Fortune Brands Innovations, Inc.	89,308	5,437,071
		5,437,071
Capital Markets–2.48%
Stifel Financial Corp.	58,952	5,556,815
TPG, Inc.	65,427	3,103,203
		8,660,018
Chemicals–2.88%
Avient Corp.	79,088	2,938,910
†Axalta Coating Systems Ltd.	49,987	1,658,069
FMC Corp.	23,441	988,976
†Ingevity Corp.	113,303	4,485,665
		10,071,620
Communications Equipment–1.19%
†F5, Inc.	15,614	4,157,540
		4,157,540
Construction & Engineering–0.68%
†Fluor Corp.	66,025	2,365,016
		2,365,016
Consumer Finance–1.73%
Bread Financial Holdings, Inc.	62,326	3,121,286
†PRA Group, Inc.	142,322	2,934,680
		6,055,966
Consumer Staples Distribution & Retail–1.75%
†U.S. Foods Holding Corp.	93,585	6,126,074
		6,126,074
Diversified Consumer Services–0.81%
OneSpaWorld Holdings Ltd.	169,305	2,842,631
		2,842,631
Diversified REITs–1.68%
Essential Properties Realty Trust, Inc.	180,463	5,890,312
		5,890,312
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–1.46%
IDACORP, Inc.	43,990	$5,112,518
		5,112,518
Electronic Equipment, Instruments & Components–1.94%
Belden, Inc.	37,505	3,759,876
†Flex Ltd.	91,350	3,021,858
		6,781,734
Financial Services–1.52%
Voya Financial, Inc.	78,646	5,329,053
		5,329,053
Food Products–0.83%
†Simply Good Foods Co.	84,154	2,902,471
		2,902,471
Gas Utilities–3.18%
ONE Gas, Inc.	75,288	5,691,020
Spire, Inc.	69,577	5,444,400
		11,135,420
Ground Transportation–1.65%
Knight-Swift Transportation Holdings, Inc.	69,700	3,031,253
Ryder System, Inc.	19,060	2,741,019
		5,772,272
Health Care Equipment & Supplies–1.90%
†Integra LifeSciences Holdings Corp.	168,680	3,709,273
†LivaNova PLC	74,823	2,939,048
		6,648,321
Health Care Providers & Services–1.50%
†Acadia Healthcare Co., Inc.	76,528	2,320,329
†Molina Healthcare, Inc.	8,906	2,933,547
		5,253,876
Health Care REITs–0.91%
American Healthcare REIT, Inc.	104,668	3,171,440
		3,171,440
Hotels, Restaurants & Leisure–1.75%
†Denny's Corp.	296,051	1,086,507
International Game Technology PLC	92,310	1,500,961
Wyndham Hotels & Resorts, Inc.	39,069	3,536,135
		6,123,603
Household Durables–1.62%
Century Communities, Inc.	43,238	2,901,270
Somnigroup International, Inc.	46,299	2,772,384
		5,673,654
Industrial REITs–1.36%
First Industrial Realty Trust, Inc.	88,130	4,755,495
		4,755,495
Insurance–7.12%
Aegon Ltd.	683,303	4,502,967
Everest Group Ltd.	19,614	7,126,355
LVIP Wellington SMID Cap Value Fund–1

LVIP Wellington SMID Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Kemper Corp.	100,653	$6,728,653
Willis Towers Watson PLC	19,391	6,553,188
		24,911,163
Interactive Media & Services–0.75%
†Cargurus, Inc.	89,841	2,617,068
		2,617,068
Leisure Products–0.75%
†Malibu Boats, Inc. Class A	85,723	2,629,982
		2,629,982
Life Sciences Tools & Services–3.52%
†Charles River Laboratories International, Inc.	32,370	4,872,332
†Evotec SE ADR	384,807	1,285,255
†ICON PLC	11,021	1,928,565
†Qiagen NV	105,451	4,233,858
		12,320,010
Machinery–6.02%
Atmus Filtration Technologies, Inc.	82,571	3,032,833
Flowserve Corp.	84,882	4,145,637
IDEX Corp.	26,573	4,808,916
JBT Marel Corp.	34,160	4,174,352
†Middleby Corp.	32,196	4,893,148
		21,054,886
Metals & Mining–2.08%
Reliance, Inc.	25,211	7,279,676
		7,279,676
Multi-Utilities–1.64%
NiSource, Inc.	143,248	5,742,812
		5,742,812
Office REITs–0.57%
Douglas Emmett, Inc.	125,629	2,010,064
		2,010,064
Oil, Gas & Consumable Fuels–7.35%
†Antero Resources Corp.	92,281	3,731,844
Chord Energy Corp.	31,031	3,497,814
Coterra Energy, Inc.	177,222	5,121,716
EQT Corp.	94,788	5,064,523
Expand Energy Corp.	39,777	4,427,975
Viper Energy, Inc.	85,745	3,871,387
		25,715,259
Pharmaceuticals–1.40%
Perrigo Co. PLC	174,783	4,900,915
		4,900,915
Professional Services–0.90%
TransUnion	37,715	3,129,968
		3,129,968
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs–2.01%
Camden Property Trust	57,365	$7,015,739
		7,015,739
Retail REITs–1.93%
Brixmor Property Group, Inc.	254,039	6,744,735
		6,744,735
Semiconductors & Semiconductor Equipment–2.15%
†Allegro MicroSystems, Inc.	124,198	3,121,096
MKS Instruments, Inc.	54,994	4,407,769
		7,528,865
Software–1.46%
Pegasystems, Inc.	28,478	1,979,791
Progress Software Corp.	60,700	3,126,657
		5,106,448
Specialty Retail–1.98%
Dick's Sporting Goods, Inc.	25,409	5,121,438
†Five Below, Inc.	24,230	1,815,433
		6,936,871
Textiles, Apparel & Luxury Goods–1.07%
†Skechers USA, Inc. Class A	32,524	1,846,713
Steven Madden Ltd.	70,913	1,889,122
		3,735,835
Trading Companies & Distributors–3.74%
Air Lease Corp.	113,513	5,483,813
Boise Cascade Co.	43,984	4,314,391
WESCO International, Inc.	21,188	3,290,496
		13,088,700
Total Common Stock (Cost $295,143,656)		334,013,310

EXCHANGE-TRADED FUND–2.31%
iShares Russell 2000 Value ETF	53,528	8,081,658
Total Exchange-Traded Fund (Cost $8,215,548)		8,081,658
MONEY MARKET FUND–2.62%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	9,178,721	9,178,721
Total Money Market Fund (Cost $9,178,721)		9,178,721

TOTAL INVESTMENTS–100.39% (Cost $312,537,925)	351,273,689
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.39%)	(1,372,683)
NET ASSETS APPLICABLE TO 14,638,990 SHARES OUTSTANDING–100.00%	$349,901,006

†Non-income producing.

LVIP Wellington SMID Cap Value Fund–2

LVIP Wellington SMID Cap Value Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
ETF–Exchange-Traded Fund
REIT–Real Estate Investment Trust
LVIP Wellington SMID Cap Value Fund–3